Pension obligations (Schedule of fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Obligations [Line Items]
Plan assets, at fair value	$ 106,039	$ 137,721	$ 199,645
Level 1 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	35,096	52,377
Level 2 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	70,943	85,344
Level 3 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	0	0
Money market instruments [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	1,166	2,270
Money market instruments [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	1,166	2,270
Money market instruments [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0
Money market instruments [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0
Pooled equity funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	33,930	50,107
Pooled equity funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	33,930	50,107
Pooled equity funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled equity funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled fixed income funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	69,968	64,230
Pooled fixed income funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled fixed income funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	69,968	64,230
Pooled fixed income funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Alternative investment funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	908	20,908
Alternative investment funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Alternative investment funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	908	20,908
Alternative investment funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Balanced funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	67	206
Balanced funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Balanced funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	67	206
Balanced funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	$ 0	$ 0